Debentures (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Debentures		R$ 3,151,475	R$ 196,918
Debentures, current		127,801	59,088
Debentures, non current		R$ 3,023,674	137,830
Debentures member
IfrsStatementLineItems [Line Items]
Annual financial charges (%)	[1]	mar-2013
Borrowings, maturity	[1]	mar-2025
Annual financial charges (%)	[1]	IPCA + 6%
Debentures	[1]	R$ 109,877	150,352
Debentures1 member
IfrsStatementLineItems [Line Items]
Annual financial charges (%)	[1]	sep-2013
Borrowings, maturity	[1]	Sep-2025
Annual financial charges (%)	[1]	126.5% of CDI
Debentures	[1]	R$ 34,604	47,109
Debentures 2 [Member]
IfrsStatementLineItems [Line Items]
Annual financial charges (%)		may-2022
Borrowings, maturity		may-2029
Annual financial charges (%)		CDI + 1,75
Debentures		R$ 770,910
Debentures 3 [Member]
IfrsStatementLineItems [Line Items]
Annual financial charges (%)		may-2022
Borrowings, maturity		may-2030 to 2032
Annual financial charges (%)		CDI + 2,00
Debentures		R$ 248,970
Debentures 4 [Member]
IfrsStatementLineItems [Line Items]
Annual financial charges (%)	[1]	aug-2022
Borrowings, maturity	[1]	aug-2029
Annual financial charges (%)	[1]	CDI + 1,75
Debentures	[1]	R$ 786,770
Debentures 5 [Member]
IfrsStatementLineItems [Line Items]
Annual financial charges (%)		nov-2022
Borrowings, maturity		nov-2029
Annual financial charges (%)		CDI + 1,70
Debentures		R$ 1,113,987
Debentures 6 [Member]
IfrsStatementLineItems [Line Items]
Annual financial charges (%)		nov-2022
Borrowings, maturity		nov-2030 to 2032
Annual financial charges (%)		CDI + 1,95
Debentures		R$ 97,159
Debentures 7 [Member]
IfrsStatementLineItems [Line Items]
Annual financial charges (%)		Transactions costs
Debentures		R$ (10,802)	R$ (543)

[1]	These debentures were secured by mandatory deposits as disclosed in Note 6.